Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Derivative Financial Instruments

17. Derivative Financial Instruments

Interest rate swap agreements

The Partnership had entered into interest rate swap agreements which converted the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effected quarterly floating-rate payments to the Partnership for the notional amount based on the three-month LIBOR, and the Partnership effected quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

In August 2023, GAS-twenty seven Ltd. terminated its four interest rate swap agreements with an aggregate notional amount of $133,333 initially due in 2024 and 2025 with DNB Bank ASA, London Branch and ING Bank N.V., London Branch, receiving an amount of $3,488.

The derivative instruments of the Partnership were not designated as cash flow hedging instruments. During the years ended December 31, 2025 and 2024, the Partnership did not enter into any new interest rate swaps and the change in the fair value of the interest rate swaps for the year ended December 31, 2025 amounted to nil (December 31, 2024: nil and December 31, 2023: a loss of $88), which was recognized in profit or loss in the year incurred and is included in Gain on derivatives.

Forward foreign exchange contracts

The Partnership may use non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in EUR. Under these non-deliverable forward foreign exchange contracts, the counterparties settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The derivative instruments mentioned above were not designated as cash flow hedging instruments. During the years ended December 31, 2025 and 2024, the Partnership did not enter into any new forward foreign exchange contracts. During the year ended December 31, 2023, the Partnership entered into 15 new forward foreign exchange contracts with HSBC Bank PLC for a total exchange amount of EUR 11,500 with staggered settlement dates throughout 2023.

An analysis of Gain on derivatives is as follows:

	For the year ended
	December 31,
	2023	2024	2025
Realized gain on interest rate swaps held for trading	(1,535)	—	—
Realized gain on forward foreign exchange contracts held for trading	(65)	—	—
Unrealized loss on interest rate swaps held for trading	88	—	—
Total gain on derivatives	(1,512)	—	—

Fair value measurements

The fair value of the Partnership’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of derivatives at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership’s own risk inherent in the contract. The derivatives met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).